Government Grants And Assistance - Additional Information (Detail) - USD ($)		12 Months Ended
	Oct. 01, 2021	Dec. 31, 2023	Dec. 31, 2022
Government Assistance [Line Items]
Government assistance, amount		$ 122,542	$ 288,515
Government grants			13,892
Government assistance amount for research and development		122,542	288,515
NRC-IRAP Specified Research And Development Funding Activities [Member]
Government Assistance [Line Items]
Percentage of reimburse assistance to support salary costs	80.00%
Percentage of reimburse assistance to support contractor fees	50.00%
Reimbursement assistance eligible maximum for salary and contractor costs	$ 553,185
Government assistance, amount		122,542	277,117
Government grants		$ 0	$ 13,892